DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS.
DEPOSITS

NOTE G — DEPOSITS

A summary of deposits follows:

	December 31,
	2011	2010

Noninterest bearing demand	$68,465,554	$46,844,126
Interest bearing transaction accounts	80,626,018	65,655,251
Savings	37,809,404	28,644,040
Time deposits $100,000 and over	117,483,003	130,244,731
Other time deposits	159,458,236	173,921,860
Total deposits	$463,842,215	$445,310,008

As of December 31, 2011 and 2010, local governmental deposits comprised approximately 11% and 11%, respectively, of total deposits.  As of December 31, 2011 and 2010, $81,418 and $115,540, respectively, of overdrawn demand deposit balances were reclassified as loans.  As of December 31, 2011 and 2010, deposits of directors, officers and their related business interests totaled approximately $3,845,000 and $3,434,000, respectively.

At December 31, 2011, the scheduled maturities of time deposits were as follows:

Year	Amount

2012	$171,568,811
2013	95,336,591
2014	1,772,670
2015	8,167,945
2016	95,222
Thereafter	—